THE ALGER INSTITUTIONAL FUNDS

  SUPPLEMENT DATED NOVEMBER 22, 2004 TO THE PROSPECTUS DATED FEBRUARY 28, 2004

This supplement amends the Prospectus, as described below, and is in addition to any existing prospectus supplement for The Alger Institutional Funds (each portfolio of The Alger Institutional Funds is referred to individually as the "Fund").

1. Effective November 22, 2004, State Street Bank and Trust Company ("State Street") is the Fund's transfer agent. All references to Alger Shareholder Services, Inc. as the Fund's transfer agent are replaced with State Street. Transfer agent services will be provided by State Street's affiliate, Boston Financial Data Services, Inc. ("BFDS"), and all instructions or forms that were to be sent to Alger Shareholder Services, Inc. shall be sent to BFDS at the following address:

                          The Alger Institutional Funds
                                  P.O. Box 8480
                        Boston, Massachusetts 02266-8480





2. The footnote under the table captioned "Fees and Expenses" on page 9 is deleted and replaced with the following:

         * The Manager has contractually agreed to waive its fee and/or reimburse expenses of Alger Balanced Institutional Fund and Alger Socially Responsible Growth Institutional Fund through February 28, 2005 to the extent necessary to limit the annual operating expenses of Class I Shares of the respective Fund to 1.25% and to limit the annual operating expenses of Class R shares of the respective Fund to 1.75%.





PSP SUPP 11-22-04 TA INSTL

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                          THE ALGER INSTITUTIONAL FUNDS

        SUPPLEMENT DATED NOVEMBER 22, 2004 TO THE STATEMENT OF ADDITIONAL
                      INFORMATION DATED FEBRUARY 28, 2004


This supplement amends the Statement of Additional Information ("SAI"), as described below, and is in addition to any existing SAI supplement for The Alger Institutional Funds (each portfolio of The Alger Institutional Funds is referred to individually as the "Fund").


1. Effective November 22, 2004, State Street Bank and Trust Company ("State Street") is the Fund's transfer agent. All references to Alger Shareholder Services, Inc. as the Fund's transfer agent are replaced with State Street. Transfer agent services will be provided by State Street's affiliate, Boston Financial Data Services, Inc. ("BFDS"), and all instructions or forms that were to be sent to Alger Shareholder Services, Inc. shall be sent to BFDS at the following address:

                          The Alger Institutional Funds
                                  P.O. Box 8480
                        Boston, Massachusetts 02266-8480

2. The biography of Dorothy G. Sanders, Secretary of The Alger Institutional Funds, as set forth on page 18 under the caption "Management - Trustees and Officers of the Fund," is deleted. Frederick A. Blum, Treasurer of the Fund, continues as Assistant Secretary of the Fund.






SAI SUPP 11-22-04 TA INSTL